Property, Plant and Equipment, Intangible Assets and Goodwill - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	$ 745,203	$ 743,203